RBC Emerging Markets ex-China Equity Fund Average Annual Total Returns	12 Months Ended	25 Months Ended	60 Months Ended	83 Months Ended	120 Months Ended	132 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses or taxes; inception calculated from December 15, 2022)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.50%	8.33%	1.70%	1.59%	3.64%	3.22%
MSCI Emerging Markets ex-China Net Total Return USD Index (reflects no deduction for fees, expenses or taxes; inception calculated from December 15, 2022)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.56%	10.82%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(1.07%)	8.60%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	5.14%	12.03%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.18%	11.18%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.91%	9.25%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	5.20%	12.03%